Contract liabilities - Significant Changes in Contract Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Contract liabilities [abstract]
As at 1 April	£ 994
Exchange adjustments	39	£ 29
Revenue recognised that was included in the contract liability balance at the beginning of the period	(60)	(51)
Increases due to cash received, excluding amounts recognised as revenue during the period	185	155
Changes due to amounts recognised as revenue	0	(5)
At 31 March	£ 1,158	£ 994